Cover	Aug. 22, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 22, 2023
Entity Registrant Name	TROIKA MEDIA GROUP, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-40329
Entity Tax Identification Number	83-0401552
Entity Address, Address Line One	25 W 39th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	212
Local Phone Number	213-0111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares $0.001 par value
Trading Symbol	TRKA
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001021096
Entity Emerging Growth Company	false